Cash and cash equivalents and short-term financial assets - Short-term financial assets (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Miscellaneous current assets [abstract]
Short-term financial assets due in one year or less	SFr 123,560		SFr 24,554
Proceeds from maturity of short-term financial assets	SFr 99,000	SFr 38,000